FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
6.	FAIR VALUE MEASUREMENTS

The Company’s financial instruments consist of Level 1 assets at December 31, 2017 and 2018. The Company’s cash and restricted cash was $5.8 million and $20.7 million and included savings deposits and overnight investments at December 31, 2017 and 2018.